General	12 Months Ended
Dec. 31, 2018
General
General

Note 1	General
Basis of presentation
The accompanying consolidated financial statements include the accounts of The Allstate Corporation (the “Corporation”) and its wholly owned subsidiaries, primarily Allstate Insurance Company (“AIC”), a property and casualty insurance company with various property and casualty and life and investment subsidiaries, including Allstate Life Insurance Company (“ALIC”) (collectively referred to as the “Company” or “Allstate”). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (“Tax Legislation”) became effective, permanently reducing the U.S. corporate income tax rate from 35% to 21% beginning January 1, 2018. As a result, the corporate tax rate is not comparable between periods.
Nature of operations
Allstate is engaged, principally in the United States, in the property and casualty insurance and life insurance businesses. Allstate is one of the country’s largest personal property and casualty insurers and is organized into seven reportable segments: Allstate Protection, Discontinued Lines and Coverages, Service Businesses, Allstate Life, Allstate Benefits, Allstate Annuities, and Corporate and Other.
Allstate’s primary business is the sale of private passenger auto and homeowners insurance. The Company also offers several other personal property and casualty insurance products, select commercial property and casualty coverages, consumer product protection plans, device and mobile data collection services and analytic solutions, roadside assistance, finance and insurance products, life insurance, voluntary accident and health insurance and identity protection. Allstate primarily distributes its products through exclusive agencies, financial specialists, independent agencies and brokers, major retailers, contact centers and the internet.
Risks and uncertainties
Allstate has exposure to catastrophes, an inherent risk of the property and casualty insurance business, which have contributed, and will continue to contribute, to material year-to-year fluctuations in the Company’s results of operations and financial position (see Note 8). The nature and level of catastrophic loss caused by natural events (high winds, winter storms, tornadoes, hailstorms, wildfires, tropical storms, hurricanes, earthquakes and volcanoes) and man-made events (terrorism and industrial accidents) experienced in any period cannot be predicted and could be material to results of operations and financial position. The Company considers the greatest areas of potential catastrophe losses due to wildfires to generally be in the states of California, Colorado, Arizona and Texas. The Company considers the greatest areas of potential catastrophe losses due to hurricanes to generally be major metropolitan centers in counties along the eastern and gulf coasts of the United States. The Company considers the greatest areas of potential catastrophe losses due to hailstorms to generally be in the states of Texas, Illinois, Colorado and Georgia. The Company considers the greatest areas of potential catastrophe losses due to earthquakes and fires following earthquakes to be major metropolitan areas near fault lines in the states of California, Oregon, Washington, South Carolina, Missouri, Kentucky and Tennessee. The Company also has exposure to asbestos, environmental and other discontinued lines claims (see Notes 8 and 14).